UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Tax-Free Bond
Fund

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Actual	$ 1,000.00	$ 991.40	$ 1.24
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.62	$ 1.26

* Expenses are equal to the Fund's annualized expense ratio of .25%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	17.3	17.6
California	15.1	13.2
Illinois	9.6	11.6
New York	9.4	10.8
Massachusetts	4.8	5.8
Top Five Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.4	45.7
Health Care	16.0	8.3
Electric Utilities	9.1	10.3
Escrowed/Pre-Refunded	8.6	10.5
Special Tax	8.1	7.7
Weighted Average Maturity as of July 31, 2008
		6 months ago
Years	10.0	7.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2008
6 months ago
Years	7.8	7.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2008	As of January 31, 2008
AAA 29.2%	AAA 64.6%
AA,A 63.4%	AA,A 28.0%
BBB 4.5%	BBB 4.6%
BB and Below 0.7%	BB and Below 0.9%
Not Rated 2.3%	Not Rated 1.5%
Short-Term Investments and Net Other Assets* (0.1)%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

*Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value
Alabama - 0.5%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (e)	$ 1,920,000	$ 2,067,456
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20 (MBIA Insured)	800,000	838,896
5% 10/1/22 (MBIA Insured)	1,000,000	1,036,190
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A, 5% 12/1/13	1,000,000	977,120
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,029,220
		5,948,882
Arizona - 3.1%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,326,016
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,004,040
Series 2007 B, 2.68% 1/1/37 (d)	1,000,000	731,870
Series 2008 A, 5% 1/1/14	1,220,000	1,275,120
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/22 (AMBAC Insured)	1,000,000	1,036,200
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	641,760
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,077,410
Marana Muni. Property Corp. Facilities Rev. Series A, 5% 7/1/20 (c)	1,520,000	1,565,326
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5% 4/1/12	1,000,000	1,021,350
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series A:
5% 7/1/16	1,000,000	1,026,220
5% 7/1/17	1,755,000	1,785,204
5% 7/1/18	1,695,000	1,704,611
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	5,000,000	3,852,650
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/29 (MBIA Insured)	4,250,000	4,286,848
5.5% 7/1/19 (FGIC Insured)	1,000,000	1,061,130
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,335,694
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A, 5% 7/1/18 (FGIC Insured)	$ 1,000,000	$ 1,012,140
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series A, 5% 1/1/24	1,000,000	1,043,420
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/23	2,500,000	2,332,575
5.5% 12/1/29	2,100,000	1,942,521
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,008,510
Tucson Wtr. Rev. Series A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,064,760
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,298,968
		35,434,343
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,247,195
California - 15.1%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,109,071
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,140,000	2,278,950
5.5% 5/1/15 (AMBAC Insured)	600,000	648,264
6% 5/1/14 (MBIA Insured)	1,500,000	1,658,460
California Econ. Recovery Series 2004 A:
5.25% 7/1/13	1,000,000	1,090,930
5.25% 7/1/13 (MBIA Insured)	1,600,000	1,745,488
5.25% 7/1/14 (FGIC Insured)	525,000	575,673
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,619
5% 2/1/11	900,000	946,395
5% 12/1/11 (MBIA Insured)	2,000,000	2,130,720
5% 9/1/12	1,000,000	1,070,950
5% 10/1/12	4,400,000	4,716,316
5% 8/1/20	5,875,000	6,055,245
5% 11/1/21	2,430,000	2,476,899
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,121,120
5% 12/1/22	7,000,000	7,135,380
5% 11/1/24	3,000,000	3,030,750
5% 3/1/26	1,000,000	1,001,210
5% 6/1/26	1,385,000	1,386,482
5% 6/1/27 (AMBAC Insured)	500,000	504,550
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/27	$ 1,200,000	$ 1,195,572
5% 2/1/31 (MBIA Insured)	500,000	490,075
5% 3/1/31	1,700,000	1,666,136
5% 9/1/31	1,200,000	1,175,820
5% 12/1/31 (MBIA Insured)	600,000	587,820
5% 9/1/32	1,400,000	1,369,270
5% 8/1/33	1,100,000	1,073,919
5% 9/1/33	3,000,000	2,928,660
5% 8/1/35	2,100,000	2,042,397
5% 9/1/35	3,200,000	3,112,000
5.125% 11/1/24	400,000	408,528
5.25% 2/1/15	1,240,000	1,327,990
5.25% 2/1/16	500,000	532,900
5.25% 2/1/27 (MBIA Insured)	400,000	407,512
5.25% 2/1/28	500,000	508,100
5.25% 2/1/33	1,200,000	1,203,792
5.25% 12/1/33	35,000	35,049
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (e)	1,300,000	1,440,361
5.25% 3/1/38	14,900,000	14,863,785
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	450,000	479,480
5.5% 8/1/27	3,200,000	3,342,496
5.5% 8/1/29	4,400,000	4,560,776
5.5% 4/1/30	5,000	5,126
5.5% 8/1/30	3,100,000	3,200,998
5.5% 11/1/33	2,300,000	2,339,514
6.6% 2/1/10	2,215,000	2,358,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,200,000	2,183,192
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	2,160,000	2,297,959
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,187,604
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	1,007,590
(Univ. of California Research Proj.) Series E, 5.25% 10/1/19	2,000,000	2,133,680
Series 2005 H, 5% 6/1/18	1,000,000	1,033,780
Series 2005 K, 5% 11/1/16	1,300,000	1,369,238
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,014,340
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	990,350
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	300,000	302,325
(Kaiser Permanente Health Sys. Proj.) Series B, 2.65% 4/1/36 (d)	2,500,000	1,788,275
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,231,325
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	178,746
5% 1/15/16 (MBIA Insured)	200,000	202,516
5.75% 1/15/40	300,000	289,845
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,139,670
Series A:
5% 6/1/45	4,200,000	3,698,730
5% 6/1/45 (FGIC Insured)	1,000,000	886,260
Series A1, 5% 6/1/33	400,000	311,568
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	1,300,000	1,308,242
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	503,525
Los Angeles Unified School District Series H, 5% 7/1/18 (FSA Insured)	3,500,000	3,765,370
Los Angeles Unified School District Ctfs. of Prtn. 5% 10/1/17 (AMBAC Insured)	1,080,000	1,151,820
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/31 (MBIA Insured)	1,500,000	1,448,415
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,258,464
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	744,102
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	1,650,000	1,660,461
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,030,660
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,619,055
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	989,720
Port of Oakland Rev. Series C, 5% 11/1/17 (MBIA Insured)	3,000,000	3,189,120
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,500,000	3,505,410
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	1,900,000	1,953,428
San Jose Int'l. Arpt. Rev. Series B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,336,372
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,203,800
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	676,600
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (Pre-Refunded to 7/1/13 @ 100) (e)	1,000,000	1,092,010
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,764,053
Univ. of California Revs. Series K, 5% 5/15/18 (MBIA Insured)	2,000,000	2,114,620
Washington Township Health Care District Rev. Series A, 5% 7/1/16	535,000	549,381
Yuba City Unified School District 0% 9/1/22 (FGIC Insured)	1,000,000	479,630
		171,945,799
Colorado - 2.0%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,354,847
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,808,713
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (MBIA Insured)	1,000,000	1,033,960
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	6,000,000	3,034,080
Colorado Health Facilities Auth. Rev.:
(Valley View Hosp. Proj.) 5.75% 5/15/36	2,640,000	2,498,918
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Volunteers of America Care Proj.) Series A:
5% 7/1/09	$ 585,000	$ 586,357
5% 7/1/13	710,000	698,164
5.3% 7/1/37	300,000	242,103
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,244,340
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,788,498
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (e)	1,020,000	517,599
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (e)	1,000,000	684,100
Denver City & County Arpt. Rev. Series E, 5% 11/15/32 (AMBAC Insured)	1,300,000	1,269,528
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/09	1,220,000	1,236,275
E-470 Pub. Hwy. Auth. Rev. Series B:
0% 9/1/13 (MBIA Insured)	1,415,000	1,143,179
0% 9/1/20 (MBIA Insured)	1,400,000	729,778
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,049,957
		22,920,396
District Of Columbia - 0.8%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,646,943
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	868,590
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	207,000
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,609,500
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	4,700,000	4,797,901
		9,129,934
Florida - 4.2%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,010,700
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	$ 1,000,000	$ 1,040,330
Series B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,411,300
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	506,980
Florida Board of Ed. Lottery Rev. Series B, 5% 7/1/20 (FGIC Insured)	1,965,000	1,993,414
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	100,097
Series 2008 A, 5.375% 7/1/26	5,675,000	5,961,588
Halifax Hosp. Med. Ctr. Rev. Series 2006 A, 5% 6/1/38	2,355,000	2,023,816
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 1999, ARS 3.076%, tender 8/6/08 (FGIC Insured) (d)	1,325,000	1,253,450
Series 2002, 3.95%, tender 9/1/12 (d)	1,500,000	1,493,265
Series 2005 B, 5% 11/15/30 (MBIA Insured)	1,100,000	1,102,574
Series 2006 G:
5% 11/15/16	100,000	103,347
5.125% 11/15/18	1,000,000	1,018,490
Series A, 5% 11/15/16	800,000	824,040
Series I, 5%, tender 11/16/09 (d)	1,000,000	1,018,320
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/16	1,630,000	1,672,739
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,003,220
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,702,754
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,650,000	1,548,905
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,440,880
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	1,000,000	996,910
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,509,375
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,331,620
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	$ 1,500,000	$ 1,446,900
5.75% 10/1/43	1,000,000	951,500
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,200,000	2,224,156
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	2,300,000	2,265,546
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	212,204
		48,168,420
Georgia - 2.4%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	6,000,000	6,041,280
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,139,780
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,700,000	1,686,944
5% 11/1/43 (FSA Insured)	1,280,000	1,261,120
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,538,715
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,192,952
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.5% 9/15/22	2,000,000	1,792,800
5.5% 9/15/23	5,000,000	4,425,350
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,250,320
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,595,000	848,971
Valdosta & Lowndes County Hosp. 5% 10/1/24	1,000,000	971,870
		27,150,102
Illinois - 9.6%
Boone & Winnebago County Cmnty. Unit School District 200 0% 1/1/20 (FGIC Insured)	1,065,000	596,325
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/43 (Pre-Refunded to 1/1/14 @ 100) (e)	1,080,000	1,167,404
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,833,349
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (e)	$ 1,870,000	$ 2,026,164
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,049,880
5.25% 1/1/29 (FSA Insured)	210,000	214,444
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,084,832
5.25% 1/1/33 (MBIA Insured)	130,000	131,040
Chicago Motor Fuel Tax Rev.:
Series 1993, 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,014,820
Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,000,760
Chicago O'Hare Int'l. Arpt. Rev. Series A, 5% 1/1/16 (FSA Insured)	1,200,000	1,273,056
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,000,000	1,023,860
Chicago Wtr. Rev. 5.25% 11/1/33 (FSA Insured)	2,000,000	2,041,140
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (e)	1,495,000	1,590,859
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,079,230
5.25% 11/15/26 (MBIA Insured)	300,000	310,341
Series C, 5% 11/15/25 (AMBAC Insured)	500,000	507,650
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,370,294
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	1,400,000	1,451,212
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,103,920
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	4,600,000	2,179,894
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,095,060
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	500,000	502,050
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	2,000,000	1,841,440
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,467,144
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	2,600,000	2,567,838
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	$ 1,500,000	$ 1,518,795
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,158,213
(Rush Univ. Med. Ctr. Proj.) Series B, 5.75% 11/1/28 (MBIA Insured)	3,500,000	3,564,715
Illinois Gen. Oblig.:
First Series:
5.375% 7/1/11 (MBIA Insured)	1,500,000	1,605,720
5.5% 4/1/17 (MBIA Insured)	400,000	414,176
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,026,650
5.6% 4/1/21 (MBIA Insured)	400,000	412,528
Series 2006, 5.5% 1/1/31	1,000,000	1,096,850
Series A, 5% 3/1/34	5,000,000	5,038,500
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,962,540
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,828,682
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35 (FGIC Insured)	4,000,000	3,738,560
5.25% 2/1/20 (FGIC Insured)	3,360,000	3,466,747
Illinois Sales Tax Rev.:
First Series:
5.5% 6/15/15	1,200,000	1,274,832
6% 6/15/20	300,000	314,049
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,015,390
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (e)	9,100,000	9,969,505
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	689,271
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,336,361
Kane & DeKalb Counties Cmnty. Unit School District #302 0% 2/1/22 (FGIC Insured)	5,025,000	2,455,466
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (e)	1,000,000	1,085,060
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	655,640
6.5% 1/1/20 (AMBAC Insured)	900,000	1,072,494
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Forest Preservation District Series 2007 A, 2.235% 12/15/13 (d)	$ 950,000	$ 912,941
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,060,630
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,084,670
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,486,394
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,936,765
0% 6/15/16 (FGIC Insured)	1,000,000	711,340
0% 12/15/16 (MBIA Insured)	1,935,000	1,349,159
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (e)	5,000,000	4,753,950
Quincy Hosp. Rev. 5% 11/15/14	1,015,000	1,045,775
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,400,000	2,385,000
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (MBIA Insured)	2,015,000	1,135,735
Will County Cmnty. Unit School District #201:
0% 11/1/17 (FGIC Insured)	1,190,000	743,250
0% 11/1/23 (FGIC Insured)	2,170,000	884,080
Will County Cmnty. Unit School District #365 0% 11/1/18 (FSA Insured)	1,830,000	1,151,033
Winnebago County School District No. 122 Harlem-Loves Park Rev. 0% 1/1/15 (FSA Insured)	2,880,000	2,224,886
		109,090,358
Indiana - 2.8%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,181,964
Carlisle-Sullivan Independent School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,000,000	1,040,940
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (e)	575,000	625,433
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,225,000	1,333,449
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,587,434
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,653,068
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	$ 1,000,000	$ 1,055,130
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,545,098
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	1,000,000	1,005,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	1,175,000	1,192,167
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Services, Inc. Proj.) Series E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,589,952
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,493,168
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	678,220
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	1,000,000	1,063,270
Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,109,570
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,762,780
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,005,100
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (Pre-Refunded to 7/15/15 @ 100) (e)	1,000,000	1,110,290
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	500,000	516,940
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	733,173
		32,282,146
Iowa - 0.3%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	850,000	756,288
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,800,000	2,967,048
		3,723,336
Kansas - 0.4%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	683,248
(Stormont-Vail Healthcare, Inc. Proj.) Series L, 5.125% 11/15/32 (MBIA Insured)	1,620,000	1,585,721
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	$ 225,000	$ 227,549
Lawrence Hosp. Rev.:
5.125% 7/1/14	520,000	544,352
5.25% 7/1/15	200,000	210,142
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,000,140
		4,251,152
Kentucky - 0.3%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	775,575
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) 6.125% 2/1/37	1,600,000	1,614,288
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	499,220
		2,889,083
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	607,729
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/18 (CIFG North America Insured)	900,000	914,841
5% 7/1/22 (CIFG North America Insured)	630,000	617,608
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,488,930
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,779,492
New Orleans Gen. Oblig. 5.25% 12/1/23 (MBIA Insured)	1,000,000	997,840
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	745,355
		10,151,795
Maine - 0.6%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,915,777
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	1,033,760
Municipal Bonds - continued
	Principal Amount	Value
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007:
5.25% 7/1/24 (AMBAC Insured)	$ 1,675,000	$ 1,762,502
5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,432,928
		7,144,967
Maryland - 1.2%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	1,950,000	1,725,185
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	925,690
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,454,502
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 5% 7/1/31 (AMBAC Insured)	1,500,000	1,421,595
Series 2008 F, 5% 7/1/17	1,600,000	1,648,624
(Upper Chesapeake Hosp. Proj.) Series C:
5.5% 1/1/18 (c)	1,000,000	1,022,790
6% 1/1/38 (c)	4,200,000	4,202,688
(Washington County Health Sys. Proj.) 6% 1/1/43	1,100,000	1,077,978
		13,479,052
Massachusetts - 4.8%
Foxborough Stadium Infrastructure Impt. 6% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (e)	3,195,000	3,439,481
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (e)	2,610,000	2,665,906
Series 2000 A, 5.75% 6/15/13	1,000,000	1,064,780
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,183,105
Series 2005 A, 5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (e)	1,500,000	1,640,250
Series A, 2.495% 5/1/37 (d)	2,000,000	1,480,240
Series C:
5% 8/1/32 (AMBAC Insured)	6,500,000	6,584,500
5% 8/1/37 (AMBAC Insured)	5,100,000	5,155,182
5.25% 8/1/24 (FSA Insured)	2,300,000	2,433,331
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,197,075
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series E:
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (e)	$ 3,600,000	$ 3,969,864
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (e)	400,000	441,096
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	1,900,000	1,770,629
5% 8/15/23 (FSA Insured)	3,000,000	3,105,930
5% 8/15/24 (FSA Insured)	5,000,000	5,158,250
5% 8/15/30 (FSA Insured)	2,500,000	2,533,950
5% 8/15/37 (AMBAC Insured)	1,900,000	1,901,330
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	7,200,000	6,987,024
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,104,280
		54,816,203
Michigan - 3.4%
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured)	1,400,000	1,500,324
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (e)	25,000	25,933
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,600,000	1,704,352
Series B, 5% 7/1/36 (FGIC Insured)	2,300,000	2,164,875
Detroit Wtr. Supply Sys. Rev.:
Series A, 5% 7/1/34 (MBIA Insured)	2,100,000	2,000,334
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,759,528
5.25% 7/1/15 (MBIA Insured)	1,000,000	1,072,870
DeWitt Pub. Schools 5% 5/1/13 (MBIA Insured)	1,415,000	1,510,696
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,448,010
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,170,972
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Proj.) Series A, 5.5%, tender 1/15/15 (d)	1,200,000	1,274,028
Lapeer Cmnty. Schools 5% 5/1/33 (FSA Insured)	1,000,000	1,013,790
Lincoln Consolidated School District 5% 5/1/19 (FSA Insured)	1,355,000	1,438,604
Michigan Gen. Oblig. 5.25% 9/15/21 (FSA Insured)	3,625,000	3,854,064
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) 5.75% 5/15/38 (c)	2,000,000	1,952,600
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,451,925
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	$ 1,000,000	$ 1,069,060
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	861,220
Portage Pub. Schools:
5% 5/1/16 (FSA Insured)	1,700,000	1,851,028
5% 5/1/23 (FSA Insured)	5,275,000	5,514,643
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,615,635
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (e)	10,000	10,114
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,048,260
		38,312,865
Minnesota - 1.5%
Maple Grove Health Care Sys. Rev. 5.25% 5/1/28	1,000,000	959,570
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22 (AMBAC Insured)	8,845,000	8,984,132
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,308,523
North Saint Paul-Maplewood-Oakdale Independent School District 622 5% 8/1/18 (FSA Insured)	1,300,000	1,401,517
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C, 5.5% 7/1/17 (c)	1,225,000	1,277,467
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/36	1,000,000	885,600
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	664,608
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	1,000,000	1,017,490
		17,498,907
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,091,003
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,542,915
		2,633,918
Missouri - 1.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) 5% 6/1/10	1,050,000	1,069,887
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	$ 5,000,000	$ 5,097,950
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,038,850
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,200,000	1,214,808
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)	5,000,000	5,034,700
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	536,600
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	530,065
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	933,260
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	812,484
		16,268,604
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	700,000	706,972
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,003,670
		1,710,642
Nebraska - 1.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 2.297% 12/1/17 (d)	1,000,000	817,010
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/24 (c)	1,915,000	1,974,059
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	4,000,000	3,807,720
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/19 (FSA Insured)	5,000,000	5,363,600
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	406,801
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	$ 2,000,000	$ 2,010,460
5% 2/1/46	2,000,000	1,989,920
		16,369,570
Nevada - 0.3%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,057,800
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	265,713
Series F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,071,720
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	500,000	526,580
		2,921,813
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,037,250
New Jersey - 0.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	673,266
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2005 O:
5.125% 3/1/28	600,000	613,572
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,050,350
5.25% 3/1/23	1,000,000	1,037,620
5.25% 3/1/25	800,000	827,344
5.25% 3/1/26	600,000	619,824
New Jersey Tobacco Settlement Fing. Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,613,984
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	512,080
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	426,216
		7,374,256
New York - 9.4%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	600,000	663,414
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2003:
5.75% 5/1/21 (FSA Insured)	$ 500,000	$ 537,440
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,544,802
5.75% 5/1/24 (FSA Insured)	2,225,000	2,425,139
5.75% 5/1/26 (FSA Insured)	525,000	570,260
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,300,000	2,194,361
5% 2/15/47 (FGIC Insured)	1,700,000	1,621,919
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	994,000
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	800,000	856,816
Series 2005 F1, 5.25% 9/1/14	700,000	763,273
Series 2005 G:
5% 8/1/15	2,800,000	3,018,792
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,168,560
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,041,680
Series F-1, 5% 9/1/25	3,000,000	3,046,290
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) 5% 1/1/22 (AMBAC Insured)	1,000,000	1,019,890
(Yankee Stadium Proj.) 5% 3/1/31 (FGIC Insured)	1,000,000	977,470
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	202,958
Series 2003 E, 5% 6/15/34	1,200,000	1,206,612
Series 2005 D:
5% 6/15/37	300,000	301,713
5% 6/15/38	2,500,000	2,514,275
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,010,510
Series A:
5.5% 11/1/26 (b)	2,395,000	2,562,315
6% 11/1/28 (b)	3,000,000	3,256,320
Series B:
5% 8/1/32	4,200,000	4,233,138
5.25% 2/1/29 (b)	1,730,000	1,818,420
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 1,000,000	$ 1,073,970
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,000,000	1,998,620
Series 2007 A, 5% 7/1/14	1,000,000	1,014,760
Series 2007 B, 5.25% 7/1/24	400,000	388,640
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2004 F, 5% 6/15/34	1,200,000	1,215,120
New York Metropolitan Trans. Auth. Rev.:
Series 2005 B, 5% 11/15/35 (MBIA Insured)	1,100,000	1,099,912
Series 2008 A, 5.25% 11/15/36	4,600,000	4,646,736
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,040,090
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,047,070
Series 2007 H:
5% 1/1/25 (FGIC Insured)	4,000,000	4,123,960
5% 1/1/26 (FGIC Insured)	2,500,000	2,565,950
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,117,140
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	895,000	952,584
Tobacco Settlement Fing. Corp.:
Series A1:
5.5% 6/1/14	1,360,000	1,381,896
5.5% 6/1/15	1,900,000	1,963,023
5.5% 6/1/16	3,200,000	3,298,144
5.5% 6/1/17	9,200,000	9,541,872
Series C1:
5.5% 6/1/14	300,000	304,929
5.5% 6/1/15	1,085,000	1,120,989
5.5% 6/1/17	6,650,000	6,897,114
5.5% 6/1/18	8,030,000	8,409,016
5.5% 6/1/19	1,100,000	1,156,870
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,045,050
5.5% 6/1/21	4,060,000	4,235,757
5.5% 6/1/22	1,100,000	1,144,715
Triborough Bridge & Tunnel Auth. Revs. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (MBIA Insured)	3,440,000	3,580,214
		107,914,508
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	$ 1,800,000	$ 1,899,468
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,000,000	1,041,910
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,157,353
Nash Health Care Sys. Health Care Facilities Rev. 5.5% 11/1/26 (FSA Insured)	1,200,000	1,237,812
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	186,406
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	623,352
Series B, 6.125% 1/1/09	210,000	212,640
Series D, 5.375% 1/1/10	695,000	714,140
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,025,790
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	1,000,000	948,580
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,554,570
		10,602,021
North Dakota - 0.7%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	4,868,400
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,767,644
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/21	1,065,000	1,017,011
		7,653,055
Ohio - 1.7%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	5,000,000	5,064,100
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,663,960
5.875% 6/1/47	2,700,000	2,177,982
6.5% 6/1/47	2,900,000	2,563,948
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,189,419
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,138,337
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,370,875
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 11/10/11 (d)	$ 1,600,000	$ 1,628,304
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	700,000	722,694
Olentangy Local School District:
5.5% 12/1/17 (FSA Insured)	35,000	37,847
5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (e)	1,260,000	1,378,616
		19,936,082
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,050,550
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,400,000	2,378,856
5.5% 8/15/20	2,000,000	2,100,620
5.5% 8/15/22	2,400,000	2,489,856
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/17	1,205,000	1,254,200
		9,274,082
Oregon - 0.4%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (e)	1,500,000	1,621,695
Oregon Gen. Oblig. Series A, 5% 8/1/28	1,400,000	1,426,082
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,110,850
		4,158,627
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,544,120
Series B, 5% 6/15/15	2,000,000	2,112,720
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,299,480
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,040,180
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,035,030
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	600,980
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	480,068
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	$ 1,000,000	$ 1,047,790
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	526,915
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	598,278
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,971,333
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,545,850
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	304,770
Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,044,920
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,321,700
		18,474,134
Puerto Rico - 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,432,592
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,500,000	1,539,735
Puerto Rico Muni. Fin. Agcy. 5% 8/1/11	1,000,000	1,022,530
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	807,240
5.75%, tender 7/1/17 (d)	1,500,000	1,531,335
Series N, 5.5% 7/1/22	1,300,000	1,322,815
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	326,424
0% 8/1/54 (AMBAC Insured)	6,600,000	449,130
		8,431,801
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,060,620
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,487,451
		2,548,071
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 1.3%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	$ 1,790,000	$ 1,910,592
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,714,753
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,049,320
Lexington County Health Svcs. District, Inc. Hosp. Rev. 5% 11/1/14	1,000,000	1,032,910
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,077,480
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	1,983,250
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/18	1,765,000	1,688,099
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,179,302
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,660,960
		15,296,666
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	954,570
5% 12/15/15	2,525,000	2,344,109
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,229,359
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,392,465
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,700,000	1,709,554
		9,630,057
Texas - 17.3%
Abilene Independent School District 5% 2/15/13	2,145,000	2,305,596
Alamo Cmnty. College District 5% 8/15/18 (FGIC Insured)	1,750,000	1,870,540
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,400,000	2,464,680
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) 5.5% 8/1/19 (c)	1,500,000	1,621,470
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	883,610
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	$ 1,000,000	$ 1,103,310
Austin Independent School District 5.25% 8/1/14	1,000,000	1,098,910
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970,000	7,553,807
Bastrop Independent School District:
5.25% 2/15/37	1,000,000	1,019,250
5.25% 2/15/42	3,255,000	3,310,888
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,748,940
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,338,926
5.375% 5/1/19 (FSA Insured)	215,000	228,846
5.375% 5/1/19 (Pre-Refunded to 5/1/12 @ 100) (e)	1,425,000	1,551,155
Birdville Independent School District 0% 2/15/11	3,665,000	3,389,978
Boerne Independent School District 5.25% 2/1/35	1,275,000	1,295,349
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,039,820
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,731,172
Comal Independent School District:
(School Bldg. Proj.) 5% 2/1/33	1,000,000	1,003,800
0% 2/1/16	2,235,000	1,634,768
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,172,677
Cotulla Independent School District 5.25% 2/15/37	4,170,000	4,250,273
Crowley Independent School District 5.25% 8/1/33	500,000	510,790
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/14	3,200,000	2,601,664
5% 2/15/20 (c)	1,200,000	1,263,804
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	3,000,000	3,071,850
Denton Independent School District 5% 8/15/33	1,100,000	1,101,177
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,036,460
East Central Independent School District 5.625% 8/15/17 (f)	1,035,000	1,127,902
Freer Independent School District 5.25% 8/15/37	1,000,000	1,020,150
Garland Independent School District 5.5% 2/15/19	515,000	530,187
Granbury Independent School District 0% 8/1/19	1,000,000	603,420
Harris County Gen. Oblig. (Road Proj.):
Series 1995 A, 0% 8/15/09 (MBIA Insured)	6,200,000	6,058,454
Series 1996, 0% 10/1/13 (MBIA Insured)	2,000,000	1,643,860
Series 2008, 5.25% 8/15/47 (c)	6,100,000	6,039,854
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) 5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (e)	$ 1,235,000	$ 1,358,994
Houston Arpt. Sys. Rev. Series B, 5.5% 7/1/19 (Pre-Refunded to 7/1/10 @ 100) (e)	1,500,000	1,590,975
Houston Independent School District Series A, 0% 8/15/11	6,400,000	5,811,712
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,224,403
Kermit Independent School District 5.25% 2/15/32	600,000	614,064
Lamar Consolidated Independent School District 5% 2/15/19	1,000,000	1,062,730
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,021,170
Lewisville Independent School District:
0% 8/15/18	1,025,000	659,249
5.25% 8/15/27	265,000	268,962
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,017,950
Lower Colorado River Auth. Rev. 5.75% 5/15/37	1,100,000	1,135,354
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	600,000	597,420
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	1,260,000	1,353,454
Lufkin Independent School District 5% 8/15/38	1,000,000	995,360
Magnolia Independent School District:
5% 8/15/21	5,000,000	5,195,000
5.25% 8/15/29 (FGIC Insured)	1,300,000	1,305,278
Mansfield Independent School District:
5.5% 2/15/17	15,000	16,142
5.5% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (e)	1,635,000	1,778,847
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	3,000,000	3,010,320
McAllen Independent School District:
5% 2/15/15	2,000,000	2,168,840
5% 2/15/16	2,610,000	2,803,584
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,206,789
New Caney Independent School District 5.25% 2/15/37	7,220,000	7,365,483
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,272,666
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Harris County Reg'l. Wtr. Auth. 5.25% 12/15/17 (MBIA Insured)	$ 2,000,000	$ 2,126,380
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	1,000,000	1,000,620
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,002,300
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,064,700
North Texas Tollway Auth. Rev.:
Series A:
6% 1/1/24	1,000,000	1,049,000
6% 1/1/25	6,000,000	6,266,940
Series E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,245,200
Northside Independent School District Series A, 3.78%, tender 6/1/09 (d)	4,000,000	4,053,760
Northwest Texas Independent School District 5% 2/15/15	1,145,000	1,241,661
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	802,043
Pflugerville Gen. Oblig. 5% 8/1/33 (FGIC Insured)	2,010,000	1,976,192
Prosper Independent School District:
5.125% 8/15/30	400,000	405,764
5.375% 8/15/33	2,400,000	2,505,456
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	200,000	212,666
Rockdale Independent School District 5.25% 2/15/37	800,000	813,912
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	2,894,143
San Antonio Elec. & Gas Sys. Rev.:
Series B, 0% 2/1/10 (Escrowed to Maturity) (e)	5,000,000	4,818,400
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,207,630
San Marcos Consolidated Independent School District 5% 8/1/13	1,090,000	1,178,236
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,342,208
Socorro Independent School District 5.375% 8/15/18	60,000	63,064
South San Antonio Independent School District 5% 8/15/35	1,000,000	1,002,920
Spring Independent School District Series 2008 A:
5% 8/15/17	1,000,000	1,086,190
5% 8/15/18	1,500,000	1,609,185
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	$ 1,000,000	$ 1,009,030
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,653,900
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 2.626%, tender 8/6/08 (FSA Insured) (d)	400,000	391,800
Texas Gen. Oblig.:
Series A, 5% 8/1/20	1,985,000	2,095,247
0% 10/1/13	1,000,000	828,200
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,727,201
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	10,853
0% 9/1/16 (MBIA Insured)	5,045,000	3,519,745
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,136,580
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,897,200
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,259,472
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,030,010
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,108,590
Waller Independent School District 5.5% 2/15/33	5,100,000	5,362,395
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (e)	1,500,000	608,505
White Settlement Independent School District 5.75% 8/15/34	1,150,000	1,229,465
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,266
Willis Independent School District 5% 2/15/13	1,040,000	1,117,865
		197,021,977
Utah - 0.5%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,226,243
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,318,860
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,585,000	1,631,631
		6,176,734
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 200,000	$ 208,956
6.125% 12/1/27 (AMBAC Insured)	300,000	303,870
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,037,358
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	988,150
		5,538,334
Washington - 4.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (MBIA Insured)	1,200,000	391,596
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (e)	1,570,000	1,720,877
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,193,220
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,134,989
Kent Spl. Events Ctr. Pub. Facilities District Rev. 5.25% 12/1/32 (FSA Insured)	3,000,000	3,087,960
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	1,000,000	1,009,190
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	4,115,000	4,182,404
King County School District #401 Highline Pub. Schools 5.5% 12/1/17 (FGIC Insured)	3,000,000	3,216,090
King County Swr. Rev. 5.75% 1/1/43 (c)	6,000,000	6,337,860
Univ. of Washington Univ. Revs. 5% 12/1/09	2,625,000	2,725,091
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,038,830
5.25% 1/1/26 (FSA Insured)	500,000	512,335
Series B, 5% 7/1/28 (FSA Insured)	1,000,000	1,015,700
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	2,661,050
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,007,580
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	3,004,380
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,000,000	5,147,500
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 1,750,000	$ 1,860,618
Series 2006 D, 5.25% 10/1/33 (FSA Insured)	2,000,000	2,005,040
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,000,000	1,084,730
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,058,470
		46,395,510
West Virginia - 0.2%
West Virginia Higher Ed. Policy Commission Rev. Series B, 5% 4/1/34 (FGIC Insured)	2,020,000	1,965,783
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32	600,000	579,588
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	644,615
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,085,240
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	521,555
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/23	2,000,000	2,013,920
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	906,760
Series B, 6% 2/15/25	1,000,000	1,008,180
		6,759,858
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.2%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	$ 1,700,000	$ 1,864,934
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,157,969,273)	1,143,543,222
NET OTHER ASSETS - (0.1)%	(1,461,548)
NET ASSETS - 100%	$ 1,142,081,674
Security Type Abbreviation
ARS - Auction Rate Security
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,127,902 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 40,801
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,143,543,222	$ -	$ 1,141,897,972	$ 1,645,250
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(498)
Cost of Purchases	1,645,250
Proceeds of Sales	-
Amortization/Accretion	498
Transfer in/out of Level 3	-
Ending Balance	$ 1,645,250

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.4%
Health Care	16.0%
Electric Utilities	9.1%
Escrowed/Pre-Refunded	8.6%
Special Tax	8.1%
Transportation	6.4%
Water & Sewer	6.2%
Others* (individually less than 5%)	5.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,157,969,273)		$ 1,143,543,222
Cash		7,937,258
Receivable for investments sold		6,970,814
Receivable for fund shares sold		3,042,773
Interest receivable		12,747,857
Prepaid expenses		899
Receivable from investment adviser for expense reductions		216,699
Other receivables		111,746
Total assets		1,174,571,268

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 27,119,447
Payable for fund shares redeemed	3,150,043
Distributions payable	1,606,498
Accrued management fee	347,254
Other affiliated payables	230,694
Other payables and accrued expenses	35,658
Total liabilities		32,489,594

Net Assets		$ 1,142,081,674
Net Assets consist of:
Paid in capital		$ 1,156,502,297
Undistributed net investment income		3,838
Accumulated undistributed net realized gain (loss) on investments		1,590
Net unrealized appreciation (depreciation) on investments		(14,426,051)
Net Assets, for 109,087,916 shares outstanding		$ 1,142,081,674
Net Asset Value, offering price and redemption price per share ($1,142,081,674 ÷ 109,087,916 shares)		$ 10.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)

Investment Income
Interest		$ 22,021,813
Income from Fidelity Central Funds		40,801
Total income		22,062,614

Expenses
Management fee	$ 1,901,604
Transfer agent fees	334,883
Accounting fees and expenses	107,016
Custodian fees and expenses	7,191
Independent trustees' compensation	2,228
Registration fees	108,645
Audit	20,538
Legal	1,010
Miscellaneous	3,000
Total expenses before reductions	2,486,115
Expense reductions	(1,459,320)	1,026,795
Net investment income		21,035,819
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		134,180
Change in net unrealized appreciation (depreciation) on investment securities		(27,666,054)
Net gain (loss)		(27,531,874)
Net increase (decrease) in net assets resulting from operations		$ (6,496,055)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,035,819	$ 27,532,201
Net realized gain (loss)	134,180	1,047,170
Change in net unrealized appreciation (depreciation)	(27,666,054)	7,292,113
Net increase (decrease) in net assets resulting from operations	(6,496,055)	35,871,484
Distributions to shareholders from net investment income	(21,032,752)	(27,534,480)
Distributions to shareholders from net realized gain	(268,995)	(995,401)
Total distributions	(21,301,747)	(28,529,881)
Share transactions Proceeds from sales of shares	508,284,604	539,411,918
Reinvestment of distributions	12,009,507	18,930,524
Cost of shares redeemed	(248,024,391)	(198,838,146)
Net increase (decrease) in net assets resulting from share transactions	272,269,720	359,504,296
Redemption fees	33,562	23,178
Total increase (decrease) in net assets	244,505,480	366,869,077

Net Assets
Beginning of period	897,576,194	530,707,117
End of period (including undistributed net investment income of $3,838 and undistributed net investment income of $11,378, respectively)	$ 1,142,081,674	$ 897,576,194
Other Information Shares
Sold	48,283,396	50,633,885
Issued in reinvestment of distributions	1,145,705	1,771,333
Redeemed	(23,635,254)	(18,617,945)
Net increase (decrease)	25,793,847	33,787,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.72	$ 10.73	$ 10.89	$ 10.81	$ 10.60
Income from Investment Operations
Net investment income D	.213	.422	.425	.423	.435	.444
Net realized and unrealized gain (loss)	(.307)	.076	.021	(.122)	.111	.329
Total from investment operations	(.094)	.498	.446	.301	.546	.773
Distributions from net investment income	(.213)	(.424)	(.426)	(.424)	(.436)	(.444)
Distributions from net realized gain	(.003)	(.014)	(.030)	(.037)	(.030)	(.120)
Total distributions	(.216)	(.438)	(.456)	(.461)	(.466)	(.564)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.47	$ 10.78	$ 10.72	$ 10.73	$ 10.89	$ 10.81
Total Return B, C	(.86)%	4.76%	4.25%	2.83%	5.21%	7.47%
Ratios to Average Net Assets E, G
Expenses before reductions	.48% A	.48%	.50%	.50%	.51%	.54%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.20% A	.18%	.17%	.17%	.22%	.23%
Net investment income	4.06% A	3.96%	3.98%	3.93%	4.06%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,142,082	$ 897,576	$ 530,707	$ 379,918	$ 264,357	$ 224,439
Portfolio turnover rate F	12% A	12%	13%	15%	20%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,965,111
Unrealized depreciation	(24,409,151)
Net unrealized appreciation (depreciation)	$ (14,444,040)
Cost for federal income tax purposes	$ 1,157,987,262

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $337,466,488 and $59,015,224, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,013 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,189,009.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $7,191, $244,593 and $18,527, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SFB-USAN-0908
1.789295.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 22, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 22, 2008